American Funds Target Date Retirement Series® Prospectus Supplement January 25, 2024

For the following prospectuses dated January 1, 2024:

American Funds 2035 Target Date Retirement Fund®

American Funds 2030 Target Date Retirement Fund®

American Funds 2025 Target Date Retirement Fund®

American Funds 2020 Target Date Retirement Fund®

American Funds 2015 Target Date Retirement Fund®

American Funds 2010 Target Date Retirement Fund®

Keep this amendment with your prospectus. Each fund’s prospectus consists of this amendment and the fund’s prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

For each of the funds within the American Funds Target Date Retirement Series listed above, the returns for Class A shares in the “Average annual total returns” table in the “Investment results” section are amended to read as follows. For these funds, the returns for Class A shares for the 1 year, 5 year, 10 year and lifetime periods ending December 31, 2022 that were originally disclosed in the prospectus dated January 1, 2024 did not correctly reflect the deduction of sales charges applicable to Class A shares. The returns in the tables below reflect the maximum sales charge applicable to Class A shares for all periods shown. Therefore the returns for Class A shares for all periods in the tables below are lower than the returns that were previously disclosed for these funds in the prospectus dated January 1, 2024. Average annual total returns for other share classes remain unchanged.

American Funds 2035 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–21.34%	4.26%	7.96%	6.03%
– After taxes on distributions		–22.34	3.15	6.95	N/A
– After taxes on distributions and sale of fund shares		–11.98	3.27	6.33	N/A

American Funds 2030 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–19.67%	3.50%	7.24%	5.61%
– After taxes on distributions		–20.55	2.38	6.21	N/A
– After taxes on distributions and sale of fund shares		–11.14	2.65	5.71	N/A

American Funds 2025 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–18.04%	3.11%	6.49%	5.07%
– After taxes on distributions		–18.91	2.02	5.48	N/A
– After taxes on distributions and sale of fund shares		–10.28	2.31	5.05	N/A

American Funds 2020 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–16.40%	2.64%	5.55%	4.47%
– After taxes on distributions		–17.32	1.44	4.52	N/A
– After taxes on distributions and sale of fund shares		–9.34	1.89	4.25	N/A

American Funds 2015 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–15.72%	2.43%	4.97%	4.21%
– After taxes on distributions		–16.62	1.29	3.88	N/A
– After taxes on distributions and sale of fund shares		–8.98	1.71	3.72	N/A

American Funds 2010 Target Date Retirement Fund:

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/1/2007	–14.69%	2.21%	4.48%	3.95%
– After taxes on distributions		–15.54	1.19	3.42	N/A
– After taxes on distributions and sale of fund shares		–8.40	1.52	3.29	N/A

Keep this supplement with your prospectus.

Lit. No. MFGEBS-575-0124P Litho in USA CGD/TM/10039-S99252

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY